Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory

	December 31,
	2022	2021
Raw material	$180	$231
Work in process	218	14
Finished goods	102	255

Inventory	$500	$500